Trade Receivable (Details) - Schedule of Trade Receivable - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Other Receivables Current [Abstract]
Accounts receivable	$ 471,500	$ 361,097
Total Trade receivables	$ 471,500	$ 361,097